Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Net Loss Per Share Abstract
Net loss	$ (22,985)	$ (13,337)	$ (26,964)	$ (22,821)	$ (87,547)	$ (53,015)
Weighted-average shares outstanding, basic and diluted	183,143,391	114,904,241	182,599,949	114,691,007	137,157,283	65,161,358
Net loss per share, basic and diluted	$ (0.13)	$ (0.12)	$ (0.15)	$ (0.2)	$ (0.64)	$ (0.81)